LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of of lease cost

	Years ended December 31,
	2020	2021	2022

Finance lease cost:
- Amortization of right-of-use assets	423,075	546,437	619,675
- Interest on lease liabilities	465,692	592,835	632,183
Operating lease cost	195,869	313,752	402,514
Short-term lease cost	19,987	23,715	44,873
Variable lease cost (Note)	(55,599)	(786)	(47,729)

Total lease cost	1,049,024	1,475,953	1,651,516

Note: During the years ended December 31, 2020, 2021 and 2022, the Company was granted lease concessions of RMB55,188, nil and RMB45,291, respectively, by certain landlords due to the effects of the COVID-19 pandemic. The lease concessions were primarily in the form of rent reduction. Such concessions were recognized as variable lease cost (credit) in the period when the concession was granted. In addition, the Company recognized variable lease cost (credit) of RMB411, RMB786 and RMB2,438 in the years ended December 31, 2020, 2021 and 2022, respectively, for certain finance lease and other financing obligations with floating interest rate.

Schedule of supplemental cash flow information related to leases

	Years ended December 31,
	2020	2021	2022

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(389,679)	(591,189)	(532,323)
- Operating cash flows from operating leases	(141,480)	(236,589)	(244,643)
- Financing cash flows from finance leases	(198,234)	(265,481)	(1,138,542)

Non-cash information on lease liabilities arising from obtaining ROU assets:
- Finance leases	1,099,698	25,731	264,958
- Operating leases	553,154	368,069	151,709

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases:
- Finance leases	—	—	524,180
- Operating leases	—	—	286,774

Gain on early termination of leases:
- Finance leases	—	—	33,453
- Operating leases	—	—	10,445

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB744,761, RMB875,162 and RMB760,610 in the years ended December 31, 2020, 2021 and 2022, respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

The financing cash flows from finance leases include the payment of principal due to early termination of certain financing arrangements for data center equipment.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of December 31,
	2021	2022

Weighted average remaining lease term:
- Finance leases	14.8	13.8
- Operating leases	13.7	12.8

Weighted average discount rate:
- Finance leases	6.69%	6.68%
- Operating leases	5.87%	5.89%

Schedule of maturities of lease liabilities

	As of December 31, 2021					As of December 31, 2022
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	621,196	701,350	1,322,546	260,935	1,583,481	670,992	330,773	1,001,765	272,796	1,274,561
After 1 year but within 2 years	640,445	713,338	1,353,783	246,970	1,600,753	666,487	1,373,214	2,039,701	250,716	2,290,417
After 2 years but within 3 years	672,306	714,084	1,386,390	249,383	1,635,773	708,642	450,691	1,159,333	206,489	1,365,822
After 3 years but within 4 years	714,035	454,918	1,168,953	212,829	1,381,782	729,283	428,175	1,157,458	169,014	1,326,472
After 4 years but within 5 years	735,219	417,214	1,152,433	178,627	1,331,060	753,410	407,211	1,160,621	151,160	1,311,781
After 5 years	7,623,211	473,110	8,096,321	1,935,590	10,031,911	6,768,112	209,784	6,977,896	1,582,879	8,560,775
Total	11,006,412	3,474,014	14,480,426	3,084,334	17,564,760	10,296,926	3,199,848	13,496,774	2,633,054	16,129,828

Less: total future interest	(4,192,322)	(608,178)	(4,800,500)	(1,055,035)	(5,855,535)	(3,694,302)	(421,227)	(4,115,529)	(839,319)	(4,954,848)
Less: estimated construction costs	—	(47,241)	(47,241)	—	(47,241)	—	(11,124)	(11,124)	—	(11,124)

Present value of lease and other financing obligations	6,814,090	2,818,595	9,632,685	2,029,299	11,661,984	6,602,624	2,767,497	9,370,121	1,793,735	11,163,856
Including:
- Current portion			699,145	145,739	844,884			453,855	175,749	629,604
- Non-current portion			8,933,540	1,883,560	10,817,100			8,916,266	1,617,986	10,534,252

Schedule of assets to secure lease and other financing obligations

	As of December 31,
	2021	2022

Accounts receivable	110,391	145,764
Property and equipment, net	1,452,070	1,372,568
	1,562,461	1,518,332